UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                            Maxim Index 600 Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Index 600 Portfolio

The S&P 600 Index posted a total return of 7.70% in 2005, despite rising rates and record oil prices. Small caps performed better than large caps for the sixth straight year; the S&P 600 outperformed the S&P 500 by a margin of 2.79%. Energy was the best performing sector for the year, returning 52.38%. Industrials and Health Care were the second and third best performing sectors, returning 12.43% and 11.14% respectively. Adminstaff Inc (ADS) was the best performing security in the index, returning 237.48%. Great Atlantic and Pacific Tea Company (GAP) and Frontier Oil Corp. (FTO) were the second and third best performing securities, returning 210.05% and 189.81% respectively. The worst performing sectors in the Index for the year were Telecomm Services, with a negative return of 12.74%, and Consumer Staples, with a negative return of 3.87%. The worst performing securities in the Index for the year were Miva Inc. (MIVA) and Movie Gallery Inc. (MOVI), returning negative 72.08% and 70.47% respectively.


                   Maxim Index 600
                      Portfolio        S&P 600 Index
   12/01/1993         10,000.00          10,000.00
   12/31/1996         11,530.00          12,130.42
   12/31/1997         15,233.87          13,951.30
   12/31/1998         13,730.87          15,034.30
   12/31/1999         15,357.98          16,899.16
   12/31/2000         16,932.17          18,893.26
   12/31/2001         17,917.62          20,128.88
   12/31/2002         15,188.77          17,186.04
   12/31/2003         20,977.21          23,852.05
   12/31/2004         25,546.04          29,244.19
   12/31/2005         27,349.59          31,503.27


Maxim Index 600 Portfolio
Total Return -

                                One Year: 7.06%
                               Five Year: 10.07%
                                Ten Year: 10.59%


Portfolio Inception:       12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index 600 Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         223,396,715
      Cash                                                                                                         246,086
      Collateral for securities loaned                                                                          57,648,713
      Dividends receivable                                                                                         222,748
      Subscriptions receivable                                                                                     420,864
                                                                                                       --------------------
                                                                                                       --------------------

      Total assets                                                                                             281,935,126
                                                                                                       --------------------
                                                                                                       --------------------

LIABILITIES:
      Due to investment adviser                                                                                    115,625
      Payable upon return of securities loaned                                                                  57,648,713
      Redemptions payable                                                                                        2,143,483
      Payable for investments purchased                                                                            754,829
      Variation margin on futures contracts                                                                          9,010
                                                                                                       --------------------
                                                                                                       --------------------

      Total liabilities                                                                                         60,671,660
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         221,263,466
                                                                                                       ====================
                                                                                                       ====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $           2,150,684
      Additional paid-in capital                                                                               177,274,657
      Net unrealized appreciation on investments and futures contracts                                          39,370,434
      Accumulated net realized gain on investments and futures contracts                                         2,467,691
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         221,263,466
                                                                                                       ====================
                                                                                                       ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $               10.29
                                                                                                       ====================
                                                                                                       ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               100,000,000
      Outstanding                                                                                               21,506,843

(1)  Cost of investments in securities:                                                              $         183,962,171

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                       $           191,945
      Income from securities lending                                                                             112,848
      Dividends                                                                                                2,140,986
                                                                                                       ------------------
                                                                                                       ------------------

      Total income                                                                                             2,445,779
                                                                                                       ------------------
                                                                                                       ------------------

EXPENSES:
      Management fees                                                                                          1,220,326
                                                                                                       ------------------
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                          1,225,453
                                                                                                       ------------------
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                        12,274,865
      Net realized gain on futures contracts                                                                     485,826
      Change in net unrealized appreciation on investments                                                       130,743
      Change in net unrealized depreciation on futures contracts                                                (139,060)
                                                                                                       ------------------
                                                                                                       ------------------

      Net realized and unrealized gain on investments and futures contracts                                   12,752,374
                                                                                                       ------------------
                                                                                                       ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $        13,977,827
                                                                                                       ==================
                                                                                                       ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                            2005                  2004
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                         $         1,225,453   $           574,160
      Net realized gain on investments                                                       12,274,865             5,388,513
      Net realized gain on futures contracts                                                    485,826               391,557
      Change in net unrealized appreciation on investments                                      130,743            23,212,194
      Change in net unrealized appreciation (depreciation) on futures contracts                (139,060)               39,700
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from operations                                   13,977,827            29,606,124
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                             (1,140,645)             (555,316)
      From net realized gains                                                               (10,693,550)           (4,858,015)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total distributions                                                                   (11,834,195)           (5,413,331)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                     144,385,216           106,675,149
      Reinvestment of distributions                                                          11,834,195             5,413,331
      Amount from shares issued in connection with fund acquisition                                                 3,221,132
      Redemptions of shares                                                                (123,993,969)          (83,477,599)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from share transactions                           32,225,442            31,832,013
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total increase in net assets                                                           34,369,074            56,024,806

NET ASSETS:
      Beginning of period                                                                   186,894,392           130,869,586
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      End of period  (1)                                                            $       221,263,466   $       186,894,392
                                                                                      ==================    ==================
                                                                                      ==================    ==================
                                                                                                      0                     0
OTHER INFORMATION:

SHARES:
      Sold                                                                                   14,027,417            11,580,119
      Issued in reinvestment of distributions                                                 1,147,825               577,343
      Shares issued in connection with fund acquisition                                                               352,421
      Redeemed                                                                              (12,082,415)           (9,260,787)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase                                                                            3,092,827             3,249,096
                                                                                      ==================    ==================
                                                                                      ==================    ==================

(1) Including undistributed net investment income                                   $                     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                           Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        10.15  $          8.63  $        6.26  $        7.45  $        7.68

Income from Investment Operations

Net investment income                                   0.06             0.03           0.01           0.01           0.01
Net realized and unrealized gain (loss)                 0.66             1.81           2.37          (1.19)          0.33
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              0.72             1.84           2.38          (1.18)          0.34
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.06)           (0.03)         (0.01)         (0.01)         (0.01)
From net realized gains +                              (0.52)           (0.29)                        (0.00)         (0.56)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                    (0.58)           (0.32)         (0.01)         (0.01)         (0.57)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        10.29  $         10.15  $        8.63  $        6.26  $        7.45
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           7.06%           21.78%         38.11%        (15.23%)         5.82%

Net Assets, End of Period ($000)              $      221,263  $       186,894  $     130,870  $      28,483  $      32,022

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%          0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                0.60%            0.39%          0.31%          0.22%          0.20%

Portfolio Turnover Rate                               21.74%           20.85%         88.78%         18.06%         33.31%


 +   The distribution from net realized gains in 2002 was less than $0.01 per share.


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $66,708,386 and $43,139,757, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $184,686,469. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $49,245,683 and gross depreciation of securities in which there was an excess of tax cost over value of $10,535,437 resulting in net appreciation of $38,710,246.

5. FUTURES CONTRACTS

        As of December 31, 2005, the Portfolio had 8 open Russell 2000 futures contracts. The contracts expire in March 2006 and the Portfolio has recorded unrealized depreciation of $64,110.

6. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $57,314,860 and received collateral of $57,648,713 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           1,882,476          4,807,023
          Long-term capital gain                                                    9,951,719            606,308
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   11,834,195          5,413,331
                                                                              ================    ===============






       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      599,697
      Undistributed capital gains                                                                      2,528,182
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         3,127,879
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      38,710,246
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           41,838,125
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2005 the Portfolio reclassified $84,808 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8. FUND ACQUISITION

       On June 25, 2004, the Portfolio acquired all the net assets of the Orchard Index 600 Fund pursuant to a plan of reorganization approved by the shareholders of the Orchard Index 600 Fund on June 1, 2004. The acquisition was accomplished by a tax-free exchange of 352,421 shares of the Portfolio (valued at $3,221,132) for the 350,589 shares of the Orchard Index 600 Fund outstanding on June 25, 2004. The Orchard Index 600 Fund's net assets at that date ($3,221,132), including $138,370 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the Orchard Index 600 Fund immediately before the acquisition were $146,560,954 and $3,221,132, respectively.

9. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 49% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.47%
     13,529 AAR Corp ^^*                                                 324,020
      4,700 Applied Signal Technology Inc                                106,690
     12,205 Armor Holdings Inc ^^*                                       520,543
     10,850 Ceradyne Inc ^^                                              475,230
      6,316 Cubic Corp ^^                                                126,067
      8,984 Curtiss-Wright Corp                                          490,526
     11,562 DRS Technologies Inc ^^                                      594,518
      6,025 EDO Corp ^^                                                  163,037
     17,194 Engineered Support Systems Inc                               715,958
     10,416 Esterline Technologies Corp ^^*                              387,371
     22,518 GenCorp Inc ^^*                                              399,695
      9,495 Kaman Corp Class A                                           186,957
     14,175 Moog Inc                                                     402,287
     13,798 Teledyne Technologies Inc*                                   401,522
      6,571 Triumph Group Inc*                                           240,564
                                                                      $5,534,985

AGRICULTURE --- 0.47%
     30,308 Corn Products International Inc                              724,058
     14,867 Delta & Pine Land Co                                         342,090
                                                                      $1,066,148

AIR FREIGHT --- 0.57%
     13,400 EGL Inc ^^*                                                  503,438
     12,921 Forward Air Corp                                             473,555
      8,300 Hub Group Inc*                                               293,405
                                                                      $1,270,398

AIRLINES --- 0.40%
     14,885 Frontier Airlines Inc ^^*                                    137,537
     11,877 Mesa Air Group Inc ^^*                                       124,233
     23,827 SkyWest Inc                                                  639,993
                                                                        $901,763

AUTO PARTS & EQUIPMENT --- 0.24%
      6,200 Drew Industries Inc                                          174,778
      5,143 Midas Inc ^^*                                                 94,425
      5,122 Standard Motor Products Inc ^^                                47,276
      9,400 Superior Industries International Inc ^^                     209,244
                                                                        $525,723

AUTOMOBILES --- 0.44%
      5,764 Coachmen Industries Inc                                       68,073
     26,075 Fleetwood Enterprises Inc ^^*                                322,026
     10,910 Monaco Coach Corp ^^                                         145,103

         13,558 Winnebago Industries Inc ^^                              451,210
                                                                        $986,412

BANKS --- 5.53%
     14,182 Boston Private Financial Holdings Inc                        431,416
     12,500 Central Pacific Financial Corp                               449,000
     19,111 Chittenden Corp                                              531,477
     12,300 Community Bank System Inc                                    277,365
     23,116 East West Bancorp Inc ^^                                     843,503
     33,228 First BanCorp ^^                                             412,359
     18,720 First Midwest Bancorp Inc ^^                                 656,323
      9,503 First Republic Bank ^^                                       351,706
     12,900 Glacier Bancorp Inc ^^                                       387,645
     15,670 Gold Banc Corp Inc                                           285,507
     18,330 Hudson United Bancorp                                        763,994
      7,293 Irwin Financial Corp                                         156,216
      8,100 Nara Bancorp Inc ^^                                          144,018
      7,200 PrivateBancorp Inc ^^                                        256,104
      8,800 Prosperity Bancshares Inc                                    252,912
     13,566 Provident Bankshares Corp ^^                                 458,124
     30,856 Republic Bancorp Inc                                         367,186
     30,729 South Financial Group Inc ^^                                 846,277
     18,611 Sterling Bancshares Inc                                      287,354
     14,265 Sterling Financial Corp                                      356,340
     19,230 Susquehanna Bancshares Inc ^^                                455,366
     30,773 TrustCo Bank Corp NY ^^                                      382,201
     38,268 UCBH Holdings Inc ^^                                         684,232
     18,310 Umpqua Holdings Corp ^^                                      522,384
     15,249 United Bankshares Inc                                        537,375
     26,061 Whitney Holding Corp ^^                                      718,241
      9,767 Wintrust Financial Corp ^^                                   536,208
                                                                     $12,350,833

BIOTECHNOLOGY --- 0.36%
     14,444 ArQule Inc*                                                   88,397
     10,989 Cambrex Corp                                                 206,264
     11,243 Enzo Biochem Inc ^^*                                         139,638
     17,959 Regeneron Pharmaceuticals Inc ^^*                            286,446
     24,973 Savient Pharmaceuticals Inc*                                  93,399
                                                                        $814,144

BUILDING MATERIALS --- 2.09%
     11,455 Apogee Enterprises Inc                                       185,800
      7,515 ElkCorp                                                      252,955
     19,413 Florida Rock Industries Inc (1)                              952,402
     10,695 Griffon Corp*                                                254,648
     17,300 Headwaters Inc*                                              613,112
     23,377 Lennox International Inc                                     659,231
      8,700 NCI Building Systems Inc ^^*                                 369,576
     15,110 Simpson Manufacturing Co Inc                                 549,249
      9,440 Texas Industries Inc                                         470,490
      6,720 Universal Forest Products Inc                                371,280
                                                                      $4,678,743

CHEMICALS --- 1.10%
     12,596 A Schulman Inc                                               271,066
      9,758 Arch Chemicals Inc ^^                                        291,764
     13,995 Georgia Gulf Corp                                            425,728
     12,002 HB Fuller Co                                                 384,904
     10,271 MacDermid Inc                                                286,561
      5,211 Material Sciences Corp*                                       73,475
     11,853 OM Group Inc*                                                222,362
     16,908 Omnova Solutions Inc*                                         81,158
      3,606 Penford Corp                                                  43,993
     37,785 PolyOne Corp*                                                242,958
      3,940 Quaker Chemical Corp                                          75,766
      7,055 Wellman Inc                                                   47,833
                                                                      $2,447,568

COMMUNICATIONS - EQUIPMENT --- 1.29%
      4,771 Bel Fuse Inc Class B ^^                                      151,718
     17,864 Belden CDT Inc ^^                                            436,418
      7,103 Black Box Corp                                               336,540
      5,300 Blue Coat Systems Inc*                                       242,316
     19,644 C-Cor Inc*                                                    95,470
      8,300 Comtech Telecommunications Corp                              253,482
      8,397 Digi International Inc*                                       88,085
     13,300 Ditech Communications Corp*                                  111,055
     30,236 Harmonic Inc*                                                146,645
      8,579 Inter-Tel Inc ^^                                             167,891
     13,500 NETGEAR Inc*                                                 259,875
     10,035 Network Equipment Technologies Inc*                           44,154
      8,789 PC-Tel Inc*                                                   76,992
     19,005 SymmetriCom Inc ^^*                                          160,972
      5,410 Tollgrade Communications Inc*                                 59,131
      9,296 ViaSat Inc ^^*                                               248,482
                                                                      $2,879,226

COMPUTER HARDWARE & SYSTEMS --- 1.07%
     46,592 Adaptec Inc*                                                 271,165
     17,170 Avid Technology Inc*                                         940,229
     10,547 Hutchinson Technology Inc ^^*                                300,062
     12,300 Komag Inc ^^*                                                426,318
     12,000 Novatel Wireless Inc ^^*                                     145,320
      6,355 SBS Technologies Inc*                                         63,995
     10,000 Synaptics Inc ^^*                                            247,200
                                                                      $2,394,289

COMPUTER SOFTWARE & SERVICES --- 5.37%
     13,150 ANSYS Inc ^^*                                                561,374
      9,500 Altiris Inc*                                                 160,455
     12,439 CACI International Inc Class A*                              713,750
     22,557 CIBER Inc*                                                   148,876
     11,677 Captaris Inc*                                                 43,088
      4,215 Catapult Communications Corp ^^*                              62,340
     14,200 Digital Insight Corp*                                        454,684
      5,250 EPIQ Systems Inc*                                             97,335
     13,966 FactSet Research Systems Inc ^^                              574,841
     17,138 FileNET Corp*                                                443,017
     24,497 Hyperion Solutions Corp                                      877,483
     11,300 InfoSpace Inc*                                               291,766
     15,900 Internet Security Systems Inc ^^*                            333,105
     11,826 JDA Software Group Inc*                                      201,160
     18,700 Keane Inc ^^*                                                205,887
     13,172 Kronos Inc ^^*                                               551,380
      7,889 MAXIMUS Inc                                                  289,447
     15,790 MICROS Systems Inc                                           762,973
     11,400 MIVA Inc ^^*                                                  56,430
      8,794 MRO Software Inc*                                            123,468
      7,330 ManTech International Corp ^^*                               204,214
     11,345 Manhattan Associates Inc ^^*                                 232,346
      8,470 MapInfo Corp*                                                106,807
     18,011 Napster Inc ^^*                                               63,399
      8,200 Open Solutions Inc ^^*                                       187,944
     10,246 Phoenix Technologies Ltd*                                     64,140
     16,296 Progress Software Corp*                                      462,480
      3,400 Quality Systems Inc ^^                                       260,984
      9,337 Radiant Systems Inc*                                         113,538
     11,871 SERENA Software Inc*                                         278,256
      6,621 SPSS Inc*                                                    204,788
     15,100 Secure Computing Corp ^^*                                    185,126
     10,100 Sonic Solutions ^^*                                          152,611
     25,916 THQ Inc ^^                                                   618,097
     29,072 Take-Two Interactive Software Inc ^^                         514,574
     14,290 WebEx Communications Inc ^^*                                 309,093
      9,808 Websense Inc ^^*                                             643,797
     10,230 j2 Global Communications Inc ^^*                             437,230
                                                                     $11,992,283

CONGLOMERATES --- 0.12%
      4,570 Standex International Corp                                   126,863
     11,426 Tredegar Corp                                                147,281
                                                                        $274,144

CONTAINERS --- 0.42%
     14,431 AptarGroup Inc                                               753,298
     12,831 Myers Industries Inc                                         187,076
                                                                        $940,374

COSMETICS & PERSONAL CARE --- 0.44%
     22,912 NBTY Inc*                                                    372,320
      4,800 Nature's Sunshine Products Inc                                86,784
     26,000 Playtex Products Inc*                                        355,420
      4,200 USANA Health Sciences Inc ^^*                                161,112
                                                                        $975,636

DISTRIBUTORS --- 1.78%
     10,196 Applied Industrial Technologies Inc                          343,503
      7,952 Audiovox Corp Class A*                                       110,215
      5,943 Building Materials Holding Corp ^^                           405,372
     27,498 Hughes Supply Inc                                            985,803
      1,856 Lawson Products Inc                                           70,045
      5,407 Nash Finch Co ^^                                             137,770
     16,448 Owens & Minor Inc                                            452,813
     15,500 Performance Food Group Co*                                   439,735
     17,038 United Natural Foods Inc*                                    449,803
      9,810 Watsco Inc                                                   586,736
                                                                      $3,981,795

ELECTRIC COMPANIES --- 1.00%
     12,400 ALLETE Inc ^^                                                545,600
      4,988 Central Vermont Public Service Corp                           89,834
     20,524 Cleco Corp ^^                                                427,925
     19,691 El Paso Electric Co*                                         414,299
      2,173 Green Mountain Power Corp                                     62,517
      5,321 UIL Holdings Corp ^^                                         244,713
     14,277 UniSource Energy Corp ^^                                     445,442
                                                                      $2,230,330

ELECTRONIC INSTRUMENT & EQUIP --- 5.72%
      8,274 AO Smith Corp ^^                                             290,417
     18,460 Acuity Brands Inc                                            587,028
     30,650 Aeroflex Inc*                                                329,488
     12,454 Agilysys Inc                                                 226,912
     13,345 Anixter International Inc                                    522,056
     16,346 Artesyn Technologies Inc ^^*                                 168,364
     11,630 Baldor Electric Co                                           298,310
     12,301 Bell Microproducts Inc ^^*                                    94,103
     17,327 Benchmark Electronics Inc*                                   582,707
     11,300 Brightpoint Inc                                              313,349
     10,357 C&D Technologies Inc                                          78,920
     14,812 CTS Corp                                                     163,821
     15,809 Checkpoint Systems Inc*                                      389,692
     19,487 Cognex Corp                                                  586,364
     12,802 Coherent Inc*                                                379,963
      6,400 Daktronics Inc                                               189,248
     11,778 Electro Scientific Industries Inc ^^*                        284,439
     28,544 Flir Systems Inc                                             637,388
      9,123 Gerber Scientific Inc*                                        87,307
      9,562 Global Imaging Systems Inc*                                  331,132
     10,171 Itron Inc*                                                   407,247
      5,867 Keithley Instruments Inc                                      82,021
      9,200 Littelfuse Inc*                                              250,700
      8,100 MTS Systems Corp ^^                                          280,584
     11,927 MagneTek Inc*                                                 38,763
      8,690 Mercury Computer Systems Inc*                                179,275
     15,492 Methode Electronics Inc Class A                              154,455
      8,228 Park Electrochemical Corp                                    213,763
     14,978 Paxar Corp ^^*                                               294,018
      6,931 Photon Dynamics Inc ^^*                                      126,699
      6,018 Planar Systems Inc ^^*                                        50,371
      8,413 RadiSys Corp*                                                145,881
     12,656 Regal-Beloit Corp                                            448,022
      6,741 Rogers Corp ^^*                                              264,112
     35,348 Roper Industries Inc (1)                                   1,396,599
      5,200 ScanSource Inc ^^*                                           284,336
     16,642 Technitrol Inc                                               284,578
     22,190 Trimble Navigation Ltd*                                      787,523
      7,937 Vicor Corp ^^                                                125,484
      4,055 Woodward Governor Co ^^                                      348,771
      7,563 X-Rite Inc                                                    75,630
                                                                     $12,779,840

ELECTRONICS - SEMICONDUCTOR --- 2.83%
     15,514 ATMI Inc ^^*                                                 433,927
     10,404 Actel Corp*                                                  132,443
     12,021 Advanced Energy Industries Inc*                              142,208
     41,305 Axcelis Technologies Inc*                                    197,025
     30,611 Brooks Automation Inc ^^*                                    383,556
      9,099 Cohu Inc                                                     208,094
     14,685 Cymer Inc*                                                   521,464
     11,705 DSP Group Inc*                                               293,327
     14,558 ESS Technology Inc*                                           49,934
     14,436 Exar Corp*                                                   180,739
     10,203 FEI Co ^^*                                                   195,592
     28,248 Kopin Corp*                                                  151,127
     21,398 Kulicke & Soffa Industries Inc ^^*                           189,158
     25,758 Microsemi Corp*                                              712,466
     10,813 Pericom Semiconductor Corp*                                   86,180
     16,976 Photronics Inc ^^*                                           255,659
     12,093 Power Integrations Inc ^^*                                   287,934
      5,803 Rudolph Technologies Inc*                                     74,743
     65,140 Skywork Solutions Inc*                                       331,563
      8,641 Standard Microsystems Corp*                                  247,910
      4,857 Supertex Inc*                                                214,922
      9,861 Ultratech Inc ^^*                                            161,918
     15,554 Varian Semiconductor Equipment Associates Inc*               683,287
     10,963 Veeco Instruments Inc ^^*                                    189,989
                                                                      $6,325,165

ENGINEERING & CONSTRUCTION --- 1.01%
      6,417 EMCOR Group Inc                                              433,340
     11,025 Insituform Technologies Inc Class A ^^*                      213,554
     32,544 Shaw Group Inc ^^*                                           946,705
     17,714 URS Corp*                                                    666,224
                                                                      $2,259,823

FINANCIAL SERVICES --- 1.95%
      7,554 Anchor Bancorp Wisconsin Inc ^^                              229,188
     18,400 BankAtlantic Bancorp Inc Class B                             257,600
     10,981 BankUnited Financial Corp ^^                                 291,765
     25,280 Brookline Bancorp Inc ^^                                     358,218
     11,335 Dime Community Bancshares                                    165,604
      8,633 Downey Financial Corp                                        590,411
      9,200 Fidelity Bankshares Inc ^^                                   300,840
      7,285 Financial Federal Corp ^^                                    323,818
      6,834 FirstFed Financial Corp*                                     372,590
     14,314 Flagstar Bancorp Inc                                         206,122
      9,600 Franklin Bank Corp*                                          172,704
     26,935 Fremont General Corp ^^                                      625,700
     11,360 MAF Bancorp Inc                                              470,077
                                                                      $4,364,637

FOOD & BEVERAGES --- 1.28%
      7,542 American Italian Pasta Co Class A ^^                          51,286
     21,543 Flowers Foods Inc                                            593,725
     15,294 Hain Celestial Group Inc*                                    323,621
      5,200 Hansen Natural Corp ^^                                       409,812
      2,758 J&J Snack Foods Corp                                         163,853
     12,225 Lance Inc                                                    227,752
      5,800 Peets Coffee & Tea Inc ^^*                                   176,030
     12,260 Ralcorp Holdings Inc*                                        489,297
      6,000 Sanderson Farms Inc ^^                                       183,180
     12,800 TreeHouse Foods Inc*                                         239,616
                                                                      $2,858,172

GOLD, METALS & MINING --- 3.06%
      4,042 AM Castle & Co ^^*                                            88,277
      9,000 AMCOL International Corp                                     184,680
     12,749 Aleris International Inc ^^*                                 411,028
      7,900 Brush Engineered Materials Inc*                              125,610
      9,000 Carpenter Technology Corp                                    634,230
      9,345 Century Aluminum Co*                                         244,932
      9,340 Chaparral Steel Co*                                          282,535
      9,030 Cleveland-Cliffs Inc ^^                                      799,787
     23,958 Commercial Metals Co                                         899,383
     31,662 Massey Energy Co (1) ^^                                    1,199,040
     10,415 Quanex Corp ^^                                               520,438
      9,525 RTI International Metals Inc*                                361,474
     11,388 Reliance Steel & Aluminum Co                                 696,035
     10,372 Ryerson Tull Inc ^^                                          252,247
      4,598 Steel Technologies Inc                                       128,698
                                                                      $6,828,394

HEALTH CARE RELATED --- 4.45%
     21,188 AMERIGROUP Corp                                              412,318
     12,167 AmSurg Corp ^^*                                              278,138
      6,500 Amedisys Inc ^^*                                             274,560
     13,880 American Healthways Inc ^^*                                  628,070
     17,570 Centene Corp ^^*                                             461,915
     12,792 Cerner Corp (1) ^^                                         1,162,921
     10,578 Chemed Corp                                                  525,515
      8,530 Cross Country Healthcare Inc*                                151,663
      8,854 Cryolife Inc ^^*                                              29,572
     17,799 Dendrite International Inc ^^*                               256,484
      9,400 Gentiva Health Services Inc*                                 138,556
     27,052 Hooper Holmes Inc                                             68,983
      8,500 LCA-Vision Inc ^^                                            403,835
     14,847 NDCHealth Corp*                                              285,508
     14,025 Odyssey Healthcare Inc ^^*                                   261,426
     10,951 PAREXEL International Corp*                                  221,867
     10,203 Pediatrix Medical Group Inc*                                 903,680
     20,762 Pharmaceutical Product Development Inc (1)                 1,286,206
      6,918 RehabCare Group Inc*                                         139,744
      7,500 SFBC International Inc ^^*                                   120,075
     10,562 Sierra Health Services Inc ^^                                844,538
     14,828 Sunrise Senior Living Inc ^^                                 499,852
     18,175 United Surgical Partners International Inc                   584,326
                                                                      $9,939,752

HOMEBUILDING --- 2.12%
     31,241 Champion Enterprises Inc ^^*                                 425,502
      5,100 M/I Homes Inc                                                207,162
     13,416 MDC Holdings Inc (1)                                         831,524
      9,500 Meritage Homes Corp                                          597,740
      2,170 NVR Inc (1)*                                               1,523,338
      2,822 Skyline Corp                                                 102,721
     28,228 Standard Pacific Corp (1)                                  1,038,790
                                                                      $4,726,777

HOTELS/MOTELS --- 0.09%
      8,862 Marcus Corp ^^                                               208,257
                                                                        $208,257

HOUSEHOLD GOODS --- 0.81%
      4,836 Bassett Furniture Industries Inc                              89,466
     13,724 Ethan Allen Interiors Inc ^^                                 501,338
     19,714 Interface Inc*                                               162,049
     21,198 La-Z-Boy Inc ^^                                              287,445
      5,630 Lenox Group Inc*                                              74,541
      5,683 Libbey Inc                                                    58,080
      1,967 National Presto Industries Inc                                87,236
      4,882 Russ Berrie & Co Inc                                          55,752
     15,250 Spectrum Brands Inc ^^*                                      309,728
      6,856 WD-40 Co                                                     180,039
                                                                      $1,805,674

INSURANCE RELATED --- 2.87%
     11,822 Delphi Financial Group Inc Class A                           543,930
     14,722 Hilb Rogal & Hobbs Co                                        566,944
      8,500 Infinity Property & Casualty Corp                            316,285
      7,238 LandAmerica Financial Group Inc ^^                           451,651
      7,612 Philadelphia Consolidated Holding Corp*                      736,004
      8,850 Presidential Life Corp                                       168,504
     12,800 ProAssurance Corp*                                           622,592
      8,822 RLI Corp ^^                                                  439,953
      4,049 SCPIE Holdings Inc*                                           84,219
     11,665 Selective Insurance Group Inc                                619,412
      7,459 Stewart Information Services Corp                            363,030
     14,467 UICI                                                         513,723
      7,000 United Fire & Casualty Co                                    283,010
     15,012 Zenith National Insurance Corp                               692,353
                                                                      $6,401,610

INVESTMENT BANK/BROKERAGE FIRM --- 0.48%
     17,400 Investment Technology Group Inc*                             616,656
      8,110 Piper Jaffray Cos Inc ^^*                                    327,644
      6,458 SWS Group Inc ^^                                             135,231
                                                                      $1,079,531

LEISURE & ENTERTAINMENT --- 2.16%
      5,167 4Kids Entertainment Inc*                                      81,070
      5,216 Arctic Cat Inc                                               104,633
     14,745 Aztar Corp*                                                  448,101
     13,955 Bally Total Fitness ^^*                                       87,637
     11,104 JAKKS Pacific Inc ^^*                                        232,518
     19,204 K2 Inc*                                                      194,152
     27,900 Live Nation*                                                 365,490
      6,500 MarineMax Inc*                                               205,205
      6,960 Meade Instruments Corp*                                       19,001
     11,100 Multimedia Games Inc ^^*                                     102,675
     13,735 Nautilus Group Inc ^^                                        256,295
     16,612 Pinnacle Entertainment Inc*                                  410,483
     17,086 Polaris Industries Inc ^^                                    857,717
     21,441 SCP Pool Corp                                                798,034
     14,327 Shuffle Master Inc ^^                                        360,181
      8,800 Sturm Ruger & Co Inc                                          61,688
      9,323 WMS Industries Inc ^^*                                       233,914
                                                                      $4,818,794

MACHINERY --- 4.50%
      7,300 ASV Inc ^^                                                   182,354
     13,284 Albany International Corp Class A                            480,349
      7,166 Astec Industries Inc*                                        234,042
      7,133 Barnes Group Inc                                             235,389
     21,328 Briggs & Stratton Corp ^^                                    827,313
     21,370 CLARCOR Inc                                                  634,903
      8,700 EnPro Industries Inc ^^*                                     234,465
     10,673 Gardner Denver Inc*                                          526,179
     21,560 IDEX Corp                                                    886,332
     21,282 JLG Industries Inc                                           971,736
     11,629 Kaydon Corp ^^                                               373,756
      4,691 Lindsay Manufacturing Co ^^                                   90,208
      6,602 Lydall Inc*                                                   53,806
     12,489 Manitowoc Co Inc                                             627,198
     15,092 Mueller Industries Inc                                       413,823
     30,164 Oshkosh Truck Corp (1)                                     1,345,013
      4,745 Robbins & Myers Inc                                           96,561
     12,034 Stewart & Stevenson Services Inc                             254,278
     17,272 Toro Co                                                      755,995
      6,763 Valmont Industries Inc ^^                                    226,290
     12,851 Wabash National Corp                                         244,812
     10,527 Watts Water Technologies Inc                                 318,863
      6,094 Wolverine Tube Inc*                                           30,836
                                                                     $10,044,501

MEDICAL PRODUCTS --- 6.15%
     28,578 American Medical Systems Holdings Inc                        509,546
      5,673 Analogic Corp                                                271,453
     10,324 ArthroCare Corp ^^*                                          435,053
      9,500 BioLase Technology Inc ^^                                     75,905
      7,205 Biosite Inc ^^*                                              405,569
     12,125 CONMED Corp ^^*                                              286,878
     18,181 Cooper Cos Inc (1)                                           932,685
      9,000 Cyberonics Inc ^^*                                           290,700
      9,000 DJ Orthopedics Inc*                                          248,220
      5,080 Datascope Corp                                               167,894
      9,728 Diagnostic Products Corp                                     472,294
      8,265 Dionex Corp*                                                 405,646
      8,920 Greatbatch Inc*                                              232,009
     10,960 Haemonetics Corp*                                            535,506
     18,300 Hologic Inc                                                  693,936
      5,685 ICU Medical Inc ^^*                                          222,909
     13,208 IDEXX Laboratories Inc*                                      950,712
     18,750 Immucor Inc*                                                 438,000
      7,172 Integra LifeSciences Holdings ^^*                            254,319
     10,622 Intermagnetics General Corp ^^*                              338,842
     13,044 Invacare Corp                                                410,756
      4,100 Kensey Nash Corp ^^*                                          90,323
      8,200 Laserscope ^^*                                               184,172
     15,692 Mentor Corp ^^                                               723,087
     11,100 Merit Medical Systems Inc*                                   134,754
      7,070 Osteotech Inc*                                                35,138
      9,940 PolyMedica Corp ^^                                           332,692
      7,004 Possis Medical Inc*                                           69,690
     29,084 ResMed Inc (1)                                             1,114,208
     29,706 Respironics Inc (1)                                        1,101,201
      6,373 SurModics Inc ^^*                                            235,737
     16,569 Sybron Dental Specialties Inc*                               659,612
     13,144 Theragenics Corp*                                             39,695
     13,023 Viasys Healthcare Inc*                                       334,691
      2,319 Vital Signs Inc ^^                                            99,300
                                                                     $13,733,132

OFFICE EQUIPMENT & SUPPLIES --- 0.62%
     20,286 Brady Corp Class A                                           733,947
     13,315 United Stationers Inc*                                       645,778
                                                                      $1,379,725

OIL & GAS --- 7.38%
      5,462 Atwood Oceanics Inc ^^*                                      426,200
     20,215 Cabot Oil & Gas Corp Class A                                 911,697
     32,010 Cal Dive International Inc                                 1,148,839
      8,104 Carbo Ceramics Inc                                           458,038
     33,880 Cimarex Energy Co (1)                                      1,457,179
      3,285 Dril-Quip Inc*                                               155,052
     23,240 Frontier Oil Corp ^^                                         872,197
      8,101 Hydril Co*                                                   507,123
     28,828 Input/Output Inc ^^*                                         202,661
     12,649 Lone Star Technologies Inc ^^*                               653,447
      6,000 Lufkin Industries Inc ^^*                                    299,220
     17,766 Maverick Tube Corp*                                          708,153
      9,200 NS Group Inc*                                                384,652
     11,038 Oceaneering International Inc*                               549,472
      9,608 Offshore Logistics Inc*                                      280,554
      7,700 Penn Virginia Corp                                           441,980
      6,800 Petroleum Development Corp*                                  226,712
      9,677 Remington Oil & Gas Corp*                                    353,211
      8,580 SEACOR SMIT Inc ^^*                                          584,298
     23,278 St Mary Land & Exploration Co ^^                             856,863
     11,099 Stone Energy Corp*                                           505,337
     11,820 Swift Energy Co ^^*                                          532,727
     14,314 TETRA Technologies Inc                                       436,863
     19,047 Unit Corp (1)*                                             1,048,156
     14,379 Veritas DGC Inc ^^*                                          510,311
     22,678 Vintage Petroleum Inc                                      1,209,418
     11,734 W-H Energy Services Inc*                                     388,161
     11,300 World Fuel Services Corp                                     381,036
                                                                     $16,489,557

PAPER & FOREST PRODUCTS --- 0.63%
     13,547 Buckeye Technologies Inc*                                    109,053
     11,751 Caraustar Industries Inc*                                    102,116
      8,016 Chesapeake Corp                                              136,112
      5,056 Deltic Timber Corp                                           262,204
      6,100 Neenah Paper Inc                                             170,800
      6,646 Pope & Talbot Inc                                             55,361
     12,736 Rock-Tenn Co Class A                                         173,846
      6,292 Schweitzer-Mauduit International Inc                         155,916
     21,100 Wausau Paper Corp                                            250,035
                                                                      $1,415,443

PERSONAL LOANS --- 0.25%
     12,022 Cash America International Inc                               278,790
      8,590 Rewards Network Inc*                                          54,976
      7,500 World Acceptance Corp*                                       213,750
                                                                        $547,516

PHARMACEUTICALS --- 1.02%
     17,194 Alpharma Inc Class A                                         490,201
      5,700 Bradley Pharmaceuticals Inc ^^*                               54,150
      5,800 CNS Inc                                                      127,078
     14,400 Connetics Corp ^^*                                           208,080
     31,788 MGI Pharma Inc*                                              545,482
     22,356 Medicis Pharmaceutical Corp Class A ^^                       716,510
      9,690 Noven Pharmaceuticals Inc ^^*                                146,610
                                                                      $2,288,111

POLLUTION CONTROL --- 0.43%
     15,819 ABM Industries Inc                                           309,261
     19,048 Waste Connections Inc*                                       656,394
                                                                        $965,655

PRINTING & PUBLISHING --- 0.64%
     12,903 ADVO Inc                                                     363,607
     13,389 Bowne & Co Inc                                               198,693
      4,870 Consolidated Graphics Inc*                                   230,546
     11,602 John H Harland Co                                            436,235
      5,194 Standard Register Co                                          82,117
      4,475 Thomas Nelson Inc                                            110,309
                                                                      $1,421,507

RAILROADS --- 0.33%
     30,145 Kansas City Southern ^^*                                     736,442
                                                                        $736,442

REAL ESTATE --- 3.21%
     12,900 Acadia Realty Trust REIT                                     258,645
     18,421 Colonial Properties Trust REIT ^^                            773,314
     22,300 Commercial Net Lease Realty Inc REIT                         454,251
      9,100 EastGroup Properties Inc REIT                                410,956
     10,700 Entertainment Properties REIT                                436,025
      9,467 Essex Property Trust REIT ^^                                 872,857
     14,305 Glenborough Realty Trust Inc REIT                            258,921
     11,946 Kilroy Realty Corp REIT ^^                                   739,457
     21,380 Lexington Corporate Properties Trust REIT                    455,394
     23,223 New Century Financial Corp REIT ^^                           837,654
      5,800 Parkway Properties Inc REIT                                  232,812
     19,376 Shurgard Storage Centers Inc REIT (1)                      1,098,813
      7,100 Sovran Self Storage Inc REIT ^^                              333,487
                                                                      $7,162,586

RESTAURANTS --- 2.56%
     14,070 CEC Entertainment Inc*                                       478,943
      7,730 IHOP Corp                                                    362,614
     14,707 Jack In The Box Inc*                                         513,716
      6,793 Landry's Restaurants Inc ^^                                  181,441
      7,430 Lone Star Steakhouse & Saloon Inc ^^                         176,388
      9,192 O'Charley's Inc*                                             142,568
     10,889 PF Changs China Bistro Inc ^^*                               540,421
     12,886 Panera Bread Co Class A*                                     846,352
      4,961 Papa John's International Inc ^^                             294,237
     13,707 Rare Hospitality International Inc*                          416,556
      6,000 Red Robin Gourmet Burgers Inc ^^*                            305,760
     17,210 Ryan's Restaurant Group Inc*                                 207,553
     24,380 Sonic Corp*                                                  719,210
     11,392 Steak N Shake Co*                                            193,094
     22,280 Triarc Cos Inc ^^                                            330,858
                                                                      $5,709,711

RETAIL --- 5.22%
     18,465 Aaron Rents Inc                                              389,242
      6,789 Burlington Coat Factory Warehouse Corp                       272,986
     20,670 Casey's General Stores Inc                                   512,616
     12,767 Cato Corp Class A                                            273,852
      8,870 Children's Place*                                            438,355
     14,724 Christopher & Banks Corp                                     276,517
      8,983 Cost Plus Inc ^^*                                            154,058
      9,226 Dress Barn Inc ^^*                                           356,216
     18,100 Finish Line Inc ^^                                           315,302
     16,377 Freds Inc ^^                                                 266,454
      9,398 Genesco Inc*                                                 364,548
      7,374 Great Atlantic & Pacific Tea Co Inc ^^*                      234,346
      8,856 Group 1 Automotive Inc*                                      278,344
     10,730 Guitar Center Inc ^^*                                        536,607
     13,051 Gymboree Corp ^^*                                            305,393
      7,866 Hancock Fabrics Inc ^^                                        32,015
      9,135 Haverty Furniture Inc                                        117,750
     14,700 Hibbett Sporting Goods Inc ^^                                418,656
     18,444 Hot Topic Inc ^^*                                            262,827
     19,541 Insight Enterprises Inc ^^*                                  383,199
      8,357 J Jill Group Inc*                                            159,034
      9,546 Jo-Ann Stores Inc ^^*                                        112,643
      4,900 Jos A Bank Clothiers Inc ^^                                  212,709
     18,689 Linens 'n Things Inc*                                        497,127
     11,000 Longs Drug Stores Corp                                       400,290
     21,730 Men's Wearhouse Inc                                          639,731
     10,580 Movie Gallery Inc ^^                                          59,354
     22,206 Pep Boys - Manny Moe & Jack ^^                               330,647
     14,400 Select Comfort Corp ^^*                                      393,840
     12,200 Sonic Automotive Inc ^^                                      271,816
     10,900 Stage Stores Inc                                             324,602
     10,909 Stein Mart Inc                                               197,998
     13,693 Too Inc*                                                     386,280
      7,200 Town & Country Trust ^^*                                     243,432
     13,768 Tractor Supply Co ^^*                                        728,878
     20,082 Zale Corp ^^*                                                505,062
                                                                     $11,652,726

SHOES --- 0.63%
      7,643 Brown Shoe Co Inc                                            324,292
     10,676 K-Swiss Inc                                                  346,329
     14,904 Stride Rite Corp                                             202,098
     23,377 Wolverine World Wide Inc                                     525,047
                                                                      $1,397,766

SPECIALIZED SERVICES --- 3.98%
      9,304 Administaff Inc                                              391,233
      3,743 Angelica Corp                                                 61,909
     12,663 Arbitron Inc                                                 480,941
      5,091 CDI Corp                                                     139,493
      2,735 CPI Corp                                                      51,172
      8,765 Carreker Corp*                                                43,737
      7,285 Central Parking Corp ^^                                       99,950
     11,262 Coinstar Inc ^^*                                             257,111
      8,704 G&K Services Inc Class A                                     341,632
     11,300 Gevity HR Inc ^^                                             290,636
     27,122 Global Payments Inc (1)                                    1,264,156
     11,000 Healthcare Services Group Inc                                227,810
      7,697 Heidrick & Struggles International Inc*                      246,689
      7,290 Intrado Inc*                                                 167,816
     21,880 Labor Ready Inc*                                             455,542
      6,288 Mobile Mini Inc ^^*                                          298,051
     13,230 NCO Group Inc ^^*                                            223,852
     10,516 On Assignment Inc*                                           114,730
      7,216 Pegasus Solutions Inc*                                        64,728
      6,500 Portfolio Recovery Associates Inc ^^*                        301,860
      4,165 Pre-Paid Legal Services Inc ^^                               159,145
      6,441 SOURCECORP Inc*                                              154,455
      9,432 School Specialty Inc ^^*                                     343,702
     24,530 Spherion Corp*                                               245,545
      4,587 StarTek Inc                                                   82,566
      8,756 TALX Corp                                                    400,237
     23,372 Tetra Tech Inc*                                              366,239
      4,047 Vertrue Inc ^^*                                              142,981
      9,200 Viad Corp                                                    269,836
      3,318 Volt Information Sciences Inc*                                63,108
     17,354 Watson Wyatt & Co Holdings                                   484,177
     18,843 eFunds Corp*                                                 441,680
      5,300 iPayment Holdings Inc*                                       220,056
                                                                      $8,896,775

TELEPHONE & TELECOMMUNICATIONS --- 0.23%
      9,030 Commonwealth Telephone Enterprises Inc                       304,943
     19,320 General Communication Inc Class A*                           199,576
      1,060 Metrocall Inc (rights)@*                                           0
                                                                        $504,519

TEXTILES --- 1.08%
      5,718 Ashworth Inc*                                                 48,317
     20,102 Fossil Inc ^^*                                               432,394
     11,448 Kellwood Co ^^                                               273,378
      5,802 Oxford Industries Inc ^^                                     317,369
     15,202 Phillips-Van Heusen Corp                                     492,545
     48,180 Quiksilver Inc ^^                                            666,811
     13,610 Russell Corp                                                 183,191
                                                                      $2,414,005

TOBACCO --- 0.06%
     35,828 Alliance One International Inc ^^                            139,729
                                                                        $139,729

TRANSPORTATION --- 1.43%
     10,441 Arkansas Best Corp ^^                                        456,063
     18,476 Heartland Express Inc ^^                                     374,878
     10,627 Kirby Corp*                                                  554,411
     23,553 Knight Transportation Inc ^^                                 488,254
     24,052 Landstar System Inc                                        1,003,930
     11,650 Old Dominion Freight Line Inc ^^                             314,317
                                                                      $3,191,853

UNIT INVESTMENT TRUST --- 1.20%
     46,500 iShares S&P SmallCap 600 Index Fund ^^                     2,687,700
                                                                      $2,687,700

UTILITIES --- 3.20%
     33,154 Atmos Energy Corp                                            867,309
     19,951 Avista Corp                                                  353,332
      5,599 CH Energy Group Inc ^^                                       256,994
      4,679 Cascade Natural Gas Corp ^^                                   91,287
     30,162 Energen Corp (1)                                           1,095,484
      8,716 Laclede Group Inc                                            254,594
     11,356 New Jersey Resources Corp ^^                                 475,703
     11,348 Northwest Natural Gas Co ^^                                  387,875
     31,518 Piedmont Natural Gas Co Inc ^^                               761,475
     11,800 South Jersey Industries Inc                                  343,852
     40,273 Southern Union Co (1)                                        951,651
     16,121 Southwest Gas Corp                                           425,594
     43,132 UGI Corp (1)                                                 888,519
                                                                      $7,153,669
WATER --- 0.09%
      6,869 American States Water Co                                     211,565
                                                                        $211,565

TOTAL COMMON STOCK --- 98.83%                                       $220,785,413
(Cost $181,350,869)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,415,000 Federal Home Loan Bank                                     2,414,325
                  3.400%, January 3, 2006
    200,000 United States of America (1)                                 196,977
                  4.220%, May 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.17%                                $2,611,302
(Cost $2,611,302)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $223,396,715
(Cost $183,962,171)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures @ Security has no market value at December 31, 2005. REIT - Real Estate Investment Trust ^^ A portion or all of the security is on loan at December 31, 2005 See Notes to Financial Statements.

Maxim Series Fund, Inc

Summary of Investments by Sector

Maxim Index 600 Portfolio
December 31, 2005
Unaudited

                                                                          % of Portfolio
                    Sector                              Value ($)          Investments
-----------------------------------------------    -------------------   -----------------
-----------------------------------------------    -------------------   -----------------
Communications                                              3,383,745               1.51%
Consumer Products & Services                               49,859,961              22.32%
Financial Services                                         31,906,713              14.28%
Health Care Related                                        26,775,139              11.99%
Industrial Products & Services                             24,137,896              10.80%
Natural Resources                                          25,799,542              11.55%
Short Term Investments                                      2,611,302               1.17%
Technology                                                 39,026,562              17.47%
Transportation                                              7,612,591               3.41%
Unit Investment Trust                                       2,687,700               1.20%
Utilities                                                   9,595,564               4.30%
                                                   -------------------   -----------------
                                                   -------------------   -----------------
                                                        $ 223,396,715             100.00%
                                                   ===================   =================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,052.22      $ 3.10

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,022.18      $ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006